Transactions with Parties-in-Interest - Additional Information (Detail) - EBP 003 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Excluding plan interest in master trust, Fair value	$ 3,325,831,047	$ 2,942,487,062
EBP, Trustee [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Fees paid for services	$ 1,402,551	$ 1,390,801
EBP, Employer, Common Stock [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Number of shares	3,742,606	3,810,296
EBP, Investment, Excluding plan interest in master trust, cost	$ 200,496,899	$ 197,643,166
EBP, Investment, Excluding plan interest in master trust, Fair value	$ 373,736,635	$ 339,649,785
EBP, Investment, Purchased, Number of shares	139,356	147,522
EBP, Investment acquired, Excluding plan interest in master Trust, Cost	$ 13,742,718	$ 11,485,245
EBP, Investment, Sold, Number of Shares	207,046	323,016
EBP, Investment Sold, Excluding plan interest in master Trust, Selling price	$ 20,589,229	$ 25,646,132
EBP, Change in net asset available for benefit, Increase from dividend income on investment	10,649,834	10,391,016
EBP, Change in net asset available for benefit, Increase (Decrease) from realized gain (Loss) on investment	$ 9,700,245	$ 9,090,944